Right of use assets and related lease liabilities - Summary of payments related to lease liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense recognized in the unaudited condensed consolidated statements of operations	$ 19,975	$ 12,328
Payments of lease liabilities, classified as financing activities	250,626	52,568
Net decrease / (increase) in accrued interest expense	22	(70)
Total payments on lease liabilities under IFRS 16	$ 270,623	$ 64,826